Shareholder Report	12 Months Ended
Oct. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Tax-Managed Multi-Cap Growth Portfolio
Entity Central Index Key	0001116071
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000014303
Shareholder Report [Line Items]
Fund Name	Tax-Managed Multi-Cap Growth Portfolio
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Tax-Managed Multi-Cap Growth Portfolio (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php and selecting Eaton Vance Tax-Managed Multi-Cap Growth Fund. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Tax-Managed Multi-Cap Growth Portfolio	$75	0.70%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Russell 3000® Growth Index (the Index):

↓An underweight position in Broadcom Inc. hurt returns as its stock surged on artificial intelligence (AI) chip demand, strong earnings, and a major OpenAI deal

↓Not owning electric vehicle manufacturer Tesla, Inc. hampered Index-relative returns as the stock rose due to AI and robotaxi expansion

↓An overweight position in UnitedHealth Group Inc. hurt returns due to Medicare cost overruns, a Department of Justice probe, CEO exit and guidance cuts. This was sold by period end.

↓Not owning AI-driven data analytics firm Palantir Technologies Inc. detracted from returns as shares rose on strong government and commercial demand

↑An overweight position in technology conglomerate Alphabet Inc. helped returns as the stock rose on AI-driven search, cloud growth, and strong earnings

↑An underweight position in Eli Lilly and Company helped as the stock lagged due to disappointing GLP-1 trial results and pressures on drug pricing

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Tax-Managed Multi-Cap Growth Portfolio	S&P 500® Index	Russell 3000® Growth Index
10/15	$10,000	$10,000	$10,000
11/15	$10,142	$10,030	$10,053
12/15	$9,929	$9,872	$9,880
1/16	$9,085	$9,382	$9,290
2/16	$8,925	$9,369	$9,282
3/16	$9,561	$10,005	$9,914
4/16	$9,594	$10,043	$9,836
5/16	$9,892	$10,224	$10,033
6/16	$9,698	$10,250	$9,993
7/16	$10,241	$10,628	$10,478
8/16	$10,245	$10,643	$10,438
9/16	$10,269	$10,645	$10,485
10/16	$10,009	$10,451	$10,208
11/16	$10,127	$10,838	$10,480
12/16	$10,104	$11,052	$10,611
1/17	$10,604	$11,262	$10,954
2/17	$10,934	$11,709	$11,395
3/17	$11,000	$11,723	$11,527
4/17	$11,203	$11,843	$11,787
5/17	$11,495	$12,010	$12,063
6/17	$11,434	$12,085	$12,063
7/17	$11,769	$12,333	$12,367
8/17	$11,825	$12,371	$12,575
9/17	$11,981	$12,626	$12,778
10/17	$12,278	$12,921	$13,250
11/17	$12,566	$13,317	$13,651
12/17	$12,709	$13,465	$13,750
1/18	$13,806	$14,236	$14,690
2/18	$13,645	$13,711	$14,302
3/18	$13,333	$13,363	$13,954
4/18	$13,593	$13,414	$14,000
5/18	$14,340	$13,737	$14,635
6/18	$14,548	$13,822	$14,774
7/18	$14,657	$14,336	$15,193
8/18	$15,418	$14,803	$16,033
9/18	$15,380	$14,887	$16,086
10/18	$13,815	$13,870	$14,601
11/18	$13,872	$14,153	$14,762
12/18	$12,710	$12,875	$13,459
1/19	$14,193	$13,906	$14,694
2/19	$14,537	$14,353	$15,251
3/19	$14,871	$14,632	$15,636
4/19	$15,762	$15,224	$16,326
5/19	$14,532	$14,257	$15,282
6/19	$15,452	$15,262	$16,340
7/19	$15,830	$15,481	$16,695
8/19	$15,467	$15,236	$16,528
9/19	$15,379	$15,521	$16,521
10/19	$15,622	$15,857	$16,987
11/19	$16,324	$16,433	$17,756
12/19	$16,766	$16,928	$18,283
1/20	$17,073	$16,922	$18,652
2/20	$15,924	$15,529	$17,377
3/20	$14,141	$13,611	$15,568
4/20	$16,256	$15,356	$17,872
5/20	$17,474	$16,087	$19,100
6/20	$18,128	$16,407	$19,926
7/20	$19,272	$17,332	$21,410
8/20	$21,204	$18,578	$23,566
9/20	$20,248	$17,872	$22,488
10/20	$19,629	$17,397	$21,777
11/20	$21,491	$19,301	$24,101
12/20	$22,392	$20,043	$25,279
1/21	$21,778	$19,841	$25,183
2/21	$22,228	$20,388	$25,235
3/21	$22,402	$21,281	$25,580
4/21	$24,043	$22,416	$27,240
5/21	$23,496	$22,573	$26,837
6/21	$24,662	$23,100	$28,491
7/21	$25,546	$23,649	$29,296
8/21	$26,415	$24,368	$30,355
9/21	$24,708	$23,234	$28,689
10/21	$26,379	$24,862	$31,100
11/21	$25,904	$24,690	$31,185
12/21	$26,538	$25,797	$31,813
1/22	$24,196	$24,462	$28,993
2/22	$23,199	$23,729	$27,837
3/22	$23,837	$24,610	$28,870
4/22	$21,252	$22,464	$25,380
5/22	$20,582	$22,505	$24,796
6/22	$19,078	$20,648	$22,857
7/22	$21,357	$22,552	$25,590
8/22	$20,297	$21,632	$24,453
9/22	$18,171	$19,640	$22,087
10/22	$19,147	$21,230	$23,427
11/22	$20,065	$22,416	$24,451
12/22	$18,693	$21,125	$22,598
1/23	$20,355	$22,452	$24,504
2/23	$19,774	$21,904	$24,215
3/23	$21,289	$22,708	$25,728
4/23	$21,769	$23,063	$25,950
5/23	$22,302	$23,163	$27,066
6/23	$23,726	$24,693	$28,937
7/23	$24,401	$25,487	$29,932
8/23	$24,138	$25,081	$29,596
9/23	$22,898	$23,885	$27,969
10/23	$22,718	$23,383	$27,484
11/23	$25,346	$25,518	$30,458
12/23	$26,501	$26,678	$31,911
1/24	$26,966	$27,126	$32,617
2/24	$28,380	$28,574	$34,862
3/24	$28,285	$29,494	$35,493
4/24	$26,966	$28,289	$33,929
5/24	$28,221	$29,692	$35,950
6/24	$29,746	$30,757	$38,260
7/24	$29,662	$31,132	$37,775
8/24	$30,126	$31,887	$38,504
9/24	$30,632	$32,568	$39,568
10/24	$30,464	$32,272	$39,419
11/24	$32,009	$34,167	$42,080
12/24	$31,626	$33,352	$42,268
1/25	$32,693	$34,281	$43,126
2/25	$31,335	$33,834	$41,516
3/25	$29,153	$31,928	$38,043
4/25	$29,109	$31,711	$38,702
5/25	$31,013	$33,707	$42,075
6/25	$32,291	$35,421	$44,720
7/25	$33,334	$36,216	$46,370
8/25	$33,536	$36,950	$46,980
9/25	$34,148	$38,299	$49,377
10/25	$35,083	$39,196	$51,083

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Tax-Managed Multi-Cap Growth Portfolio	15.16%	12.31%	13.36%
S&P 500® Index	21.45%	17.63%	14.62%
Russell 3000® Growth Index	29.59%	18.58%	17.70%

Performance does not reflect the deduction of taxes that an investor would pay on distributions or redemptions. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that an investor would pay on distributions or redemptions.
Updated Performance Information Location [Text Block]	For more recent performance information, visit www.eatonvance.com/performance.php.
AssetsNet	$ 309,995,155
Holdings Count | Holding	48
Advisory Fees Paid, Amount	$ 1,851,091
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$309,995,155
# of Portfolio Holdings	48
Portfolio Turnover Rate	14%
Total Advisory Fees Paid	$1,851,091

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Real Estate	0.4%
Short-Term Investments	0.4%
Materials	1.2%
Consumer Staples	2.2%
Financials	4.6%
Health Care	6.6%
Industrials	7.9%
Consumer Discretionary	13.6%
Communication Services	14.4%
Information Technology	48.7%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Microsoft Corp.	12.4%
NVIDIA Corp.	11.6%
Apple, Inc.	10.1%
Amazon.com, Inc.	9.3%
Alphabet, Inc., Class A	5.6%
Alphabet, Inc., Class C	4.3%
Meta Platforms, Inc., Class A	4.0%
Visa, Inc., Class A	3.4%
Broadcom, Inc.	2.9%
Monolithic Power Systems, Inc.	2.9%
Total	66.5%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122